Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Summary of property, plant and equipment

	Buildings RMB’000	Plant and machinery RMB’000	Vehicles and other equipment RMB’000	Total RMB’000
As at 1 January 2019
Cost	3,229,642	41,007,229	1,785,889	46,022,760
Accumulated depreciation	(2,142,540)	(29,905,377)	(1,451,131)	(33,499,048)
Impairment loss	(53,872)	(815,329)	(8,121)	(877,322)

Net book amount	1,033,230	10,286,523	326,637	11,646,390

Year ended 31 December 2019
Opening net book amount	1,033,230	10,286,523	326,637	11,646,390
Additions	—	99,041	15,578	114,619
Disposals	(4,114)	(60,503)	(5,988)	(70,605)
Reclassification	16,395	(82,604)	66,209	—
Transferred from construction in progress (Note 19)	26,655	999,412	97,553	1,123,620
Transferred from investment properties (Note 18)	6,924	—	—	6,924
Transferred to investment properties (Note 18)	(12,347)	—	—	(12,347)
Charge for the year	(92,123)	(1,346,725)	(68,956)	(1,507,804)

Closing net book amount	974,620	9,895,144	431,033	11,300,797

As at 31 December 2019
Cost	3,336,375	41,455,159	1,871,684	46,663,218
Accumulated depreciation	(2,310,970)	(30,793,083)	(1,432,530)	(34,536,583)
Impairment loss	(50,785)	(766,932)	(8,121)	(825,838)

Net book amount	974,620	9,895,144	431,033	11,300,797

Year ended 31 December 2020
Opening net book amount	974,620	9,895,144	431,033	11,300,797
Additions	707	228,153	65,380	294,240
Disposals	(7,020)	(42,246)	(2,866)	(52,132)
Impairment loss	(3,007)	(84,035)	(528)	(87,570)
Reclassification	22,878	(25,571)	2,693	—
Transferred from construction in progress (Note 19)	24,199	1,440,695	85,419	1,550,313
Acquisition of subsidiary (Note 20(a))	124,849	146,172	4,694	275,715
Transferred to investment properties (Note 18)	(15,302)	—	—	(15,302)
Charge for the year	(91,070)	(1,367,861)	(94,108)	(1,553,039)

Closing net book amount	1,030,854	10,190,451	491,717	11,713,022

As at 31 December 2020
Cost	3,481,210	42,742,330	1,958,220	48,181,760
Accumulated depreciation	(2,396,564)	(31,700,912)	(1,457,854)	(35,555,330)
Impairment loss	(53,792)	(850,967)	(8,649)	(913,408)

Net book amount	1,030,854	10,190,451	491,717	11,713,022